ENTITY WIDE DISCLOSURES (Schedule of Distributors Comprised more than 10% of Company's Accounts Receivable) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	23.00%	16.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	17.00%	12.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Accounts receivable percentage by distributors	0.00%	11.00%